UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                  Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                 New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

China - 5.0%

Baidu Inc. - Sponsored ADR (Software & Services)*	51,300	$11,611,755

Ctrip.com International Ltd. - ADR (Retailing)*	104,200	6,223,866

Tencent Holdings Ltd. (Software & Services)†	393,200	15,678,362

Weibo Corp. - Sponsored ADR (Software & Services)*	169,592	13,050,104

		46,564,087

Denmark - 2.4%

Chr Hansen Holding A/S (Materials)†	149,800	12,077,096

Novozymes A/S, Class B (Materials)†	219,300	10,138,846

		22,215,942

Finland - 1.0%

Kone OYJ, Class B (Capital Goods)†	178,600	9,313,002

France - 3.3%

Air Liquide SA (Materials)†	74,600	9,161,316

Essilor International SA (Health Care Equipment & Services)†	98,100	12,441,898

L’Oreal SA (Household & Personal Products)†	42,800	8,874,505

		30,477,719

Germany - 3.3%

Bayerische Motoren Werke AG (Automobiles & Components)†	99,600	9,161,111

Linde AG (Materials)†	61,300	11,739,640

Symrise AG (Materials)†	138,300	9,696,352

		30,597,103

Hong Kong - 2.6%

AIA Group Ltd. (Insurance)†	3,077,500	24,266,064

India - 3.1%

HDFC Bank Ltd. - ADR (Banks)	126,500	12,242,670

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,797,710	16,736,680

		28,979,350

Indonesia - 1.3%

Bank Central Asia Tbk PT (Banks)†	8,238,624	11,556,023

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Israel - 1.0%

Check Point Software

Technologies Ltd. (Software & Services)*	90,100	$9,530,778

Italy - 2.2%

Luxottica Group SpA (Consumer Durables & Apparel)†	200,400	11,588,884

Tenaris SA - ADR (Energy)	263,750	8,318,675

		19,907,559

Japan - 9.8%

FANUC Corp. (Capital Goods)†	41,600	8,513,235

Keyence Corp. (Technology Hardware & Equipment)†	29,392	13,600,235

Kubota Corp. (Capital Goods)†	1,018,200	17,695,396

M3 Inc. (Health Care Equipment & Services)†	657,096	17,729,697

Makita Corp. (Capital Goods)†	220,600	8,639,676

MonotaRO Co., Ltd. (Capital Goods)†	299,300	9,880,646

Pigeon Corp. (Household & Personal Products)†	123,882	4,595,370

Sysmex Corp. (Health Care Equipment & Services)†	166,835	9,569,550

		90,223,805

Mexico - 1.1%

Grupo Televisa SAB - Sponsored ADR (Media)	382,800	10,190,136

Russia - 1.3%

Yandex NV, Class A (Software & Services)*	409,700	11,873,106

South Africa - 0.8%

Sasol Ltd. (Materials)†	250,530	7,563,401

Spain - 1.6%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,572,400	14,230,517

Sweden - 1.1%

Atlas Copco AB, Class A (Capital Goods)†	281,900	10,195,876

Switzerland - 4.0%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	63,500	15,102,925

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	148,000	12,474,920

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Switzerland - 4.0% (continued)

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	57,300	$9,287,914

		36,865,759

Turkey - 0.7%

Turkiye Garanti Bankasi AS - ADR (Banks)	2,284,600	6,716,724

United Kingdom - 3.8%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	601,194	8,137,711

Reckitt Benckiser Group plc (Household & Personal Products)†	96,700	9,401,369

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	143,100	8,003,775

WPP plc (Media)†	487,200	9,936,179

		35,479,034

United States - 47.4%

3M Co. (Capital Goods)	44,100	8,871,597

Abbott Laboratories (Health Care Equipment & Services)	174,000	8,557,320

Alphabet Inc., Class A (Software & Services)*	37,550	35,503,525

Amazon.com Inc. (Retailing)*	9,488	9,372,057

AmerisourceBergen Corp. (Health Care Equipment & Services)	121,000	11,352,220

Cognex Corp. (Technology Hardware & Equipment)	135,800	12,909,148

Colgate-Palmolive Co. (Household & Personal Products)	180,200	13,010,440

eBay Inc. (Software & Services)*	266,773	9,531,799

Exxon Mobil Corp. (Energy)	115,200	9,220,608

F5 Networks Inc. (Technology Hardware & Equipment)*	125,300	15,129,975

Facebook Inc., Class A (Software & Services)*	93,900	15,892,575

First Republic Bank (Banks)	154,800	15,531,084

IPG Photonics Corp. (Technology Hardware & Equipment)*	110,000	16,790,400

Lazard Ltd., Class A (Diversified Financials)	188,768	8,817,353

Mastercard Inc., Class A (Software & Services)	92,600	11,834,280

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United States - 47.4% (continued)

Microsoft Corp. (Software & Services)	103,000	$7,488,100

Monsanto Co. (Materials)	71,100	8,305,902

NIKE Inc., Class B (Consumer Durables & Apparel)	448,000	26,454,400

PayPal Holdings Inc. (Software & Services)*	442,100	25,884,955

Priceline Group Inc. (Retailing)*	13,315	27,009,478

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	38,200	18,779,884

Roper Technologies Inc. (Capital Goods)	109,800	25,524,108

Schlumberger Ltd. (Energy)	301,500	20,682,900

Signature Bank (Banks)*	53,200	7,372,456

SVB Financial Group (Banks)*	109,900	19,610,556

Verisk Analytics Inc. (Commercial & Professional Services)*	217,500	18,979,050

WABCO Holdings Inc. (Capital Goods)*	70,900	9,753,713

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	111,200	8,970,504

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	65,500	11,360,320

		438,500,707
Total Common Stocks (Cost $577,647,751)		$895,246,692

PREFERRED STOCKS - 2.6%

Brazil - 1.1%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	864,640	10,297,863

Spain - 1.5%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	654,800	13,718,060
Total Preferred Stocks (Cost $17,021,044)		$24,015,923

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 1.9%

Northern Institutional Funds - Prime Obligations Portfolio, 1.16% (Money Market Fund)	6,598,680	$6,600,000

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	11,146,170	11,146,170

Total Short Term Investments (Cost $17,746,170)		$17,746,170

Total Investments — 101.3%
(Cost $612,414,965)		$937,008,785

Liabilities Less Other Assets - (1.3)%		(12,451,596)
Net Assets — 100.0%		$924,557,189

Summary of Abbreviations

ADR	American Depositary Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.0%

Banks	12.4

Capital Goods	11.7

Commercial & Professional Services	2.0

Consumer Durables & Apparel	4.1

Diversified Financials	1.0

Energy	4.1

Food & Staples Retailing	1.0

Food Beverage & Tobacco	1.3

Health Care Equipment & Services	7.5

Household & Personal Products	3.9

Insurance	2.6

Materials	7.4

Media	2.2

Money Market Fund	1.9

Pharmaceuticals Biotechnology & Life Sciences	8.1

Retailing	4.6

Software & Services	18.2

Technology Hardware & Equipment	6.3

Total Investments	101.3

Liabilities Less Other Assets	(1.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 91.3%

Australia - 0.9%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	981,800	$99,105,278

Canada - 2.1%

Canadian National Railway Co. (Transportation)	2,892,600	228,573,252

China - 3.2%

Baidu Inc. - Sponsored ADR (Software & Services)*	1,509,600	341,697,960

France - 9.0%

Air Liquide SA (Materials)†	1,892,880	232,456,735

Dassault Systemes SE (Software & Services)†	3,560,719	349,334,008

L’Oreal SA (Household & Personal Products)†	1,212,200	251,347,559

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	517,300	130,300,452

		963,438,754

Germany - 15.6%

Allianz SE, Reg S (Insurance)†	1,743,200	371,394,910

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	2,938,500	372,624,990

Bayerische Motoren Werke AG (Automobiles & Components)†	1,326,600	122,019,371

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,637,700	154,674,606

FUCHS PETROLUB SE (Materials)†	654,840	34,492,702

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	4,771,800	103,843,850

Linde AG (Materials)†	742,910	142,275,629

SAP SE - Sponsored ADR (Software & Services)	2,286,280	242,002,738

Symrise AG (Materials)†	1,687,296	118,298,017

		1,661,626,813

Hong Kong - 4.0%

AIA Group Ltd. (Insurance)†	53,776,700	424,028,873

India - 2.2%

HDFC Bank Ltd. - ADR (Banks)	1,141,500	110,474,370

	Shares	Value
COMMON STOCKS - 91.3% (continued)

India - 2.2% (continued)

ICICI Bank Ltd. - Sponsored ADR (Banks)	13,631,600	$126,910,196

		237,384,566

Israel - 2.1%

Check Point Software Technologies Ltd. (Software & Services)*	2,080,600	220,085,868

Italy - 0.8%

Tenaris SA - ADR (Energy)	2,634,800	83,101,592

Japan - 12.3%

FANUC Corp. (Capital Goods)†	1,515,400	310,119,146

JGC Corp. (Capital Goods)†	5,901,000	94,728,913

Keyence Corp. (Technology Hardware & Equipment)†	318,427	147,342,203

Kubota Corp. (Capital Goods)†	6,835,700	118,798,292

M3 Inc. (Health Care Equipment & Services)†	7,920,700	213,715,509

Mitsubishi Estate Co., Ltd. (Real Estate)†	4,192,000	76,345,901

MonotaRO Co., Ltd. (Capital Goods)†	2,541,300	83,894,709

Park24 Co., Ltd. (Commercial & Professional Services)†	3,953,700	100,061,356

Sysmex Corp. (Health Care Equipment & Services)†	2,832,009	162,442,244

		1,307,448,273

Mexico - 2.1%

Grupo Financiero Banorte SAB de CV, Series O (Banks)	22,083,300	146,399,161

Grupo Televisa SAB - Sponsored ADR (Media)	2,986,500	79,500,630

		225,899,791

Singapore - 2.0%

DBS Group Holdings Ltd. (Banks)†	13,190,383	210,163,502

South Africa - 4.4%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,923,469	82,195,191

Naspers Ltd., Class N (Media)†	1,340,300	295,990,494

Sasol Ltd. (Materials)†	2,949,000	89,029,130

		467,214,815

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.3% (continued)

South Korea - 1.6%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	157,100	$169,224,414

Spain - 3.5%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	35,607,300	322,252,790

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	1,799,000	50,578,246

		372,831,036

Sweden - 2.8%

Alfa Laval AB (Capital Goods)†	5,681,400	126,929,527

Atlas Copco AB, Class A (Capital Goods)†	4,678,500	169,213,934

		296,143,461

Switzerland - 7.1%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	4,471,300	376,885,877

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,024,500	258,959,107

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	718,100	116,398,792

		752,243,776

Taiwan - 2.5%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	76,791,615

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	5,169,600	185,898,816

		262,690,431

Turkey - 0.9%

Turkiye Garanti Bankasi AS - ADR (Banks)	32,270,200	94,874,388

United Kingdom - 10.5%

BBA Aviation plc (Transportation)†	14,651,900	57,855,401

HSBC Holdings plc (Banks)†	14,891,800	148,965,338

Royal Dutch Shell plc, Class B (Energy)†	10,624,016	303,002,458

	Shares	Value
COMMON STOCKS - 91.3% (continued)

United Kingdom - 10.5% (continued)

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	3,753,100	$209,915,911

Unilever plc (Household & Personal Products)†	3,238,500	184,917,720

WPP plc (Media)†	10,476,900	213,670,682

		1,118,327,510

United States - 1.7%

Schlumberger Ltd. (Energy)	2,592,600	177,852,360

Total Common Stocks (Cost $7,712,330,627)		$9,713,956,713
PREFERRED STOCKS - 4.6%

Brazil - 1.5%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	13,839,380	164,827,016

Germany - 0.8%

FUCHS PETROLUB SE (Materials)†	1,421,600	84,464,608

South Korea - 1.8%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	219,846	189,387,104

Spain - 0.5%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,393,900	50,152,205
Total Preferred Stocks (Cost $331,071,689)		$488,830,933

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 3.9%

Northern Institutional Funds - Prime Obligations Portfolio, 1.16% (Money Market Fund)	195,860,828	$195,900,000

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	221,623,366	221,623,366
Total Short Term Investments
(Cost $417,523,366)		$417,523,366

Total Investments — 99.8%
(Cost $8,460,925,682)		$10,620,311,012

Other Assets Less Liabilities - 0.2%		22,914,992

Net Assets — 100.0%		$10,643,226,004

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.2%

Banks	12.4

Capital Goods	8.5

Commercial & Professional Services	0.9

Consumer Durables & Apparel	1.2

Energy	5.3

Food, Beverage & Tobacco	3.5

Health Care Equipment & Services	6.1

Household & Personal Products	4.1

Insurance	7.5

Materials	6.6

Media	5.5

Money Market Fund	3.9

Pharmaceuticals, Biotechnology & Life

Sciences	10.6

Real Estate	0.7

Semiconductors & Semiconductor Equipment	3.5

Software & Services	10.8

Technology Hardware & Equipment	4.8

Transportation	2.7
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Argentina - 1.1%

Globant SA (Software & Services)*	38,800	$1,783,636

Australia - 0.9%

DuluxGroup Ltd. (Materials)†	216,700	1,142,641

TPG Telecom Ltd. (Telecommunication Services)†	71,041	318,849

		1,461,490

Bangladesh - 2.7%

BRAC Bank Ltd. (Banks)†	2,863,764	3,089,654

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	405,160	1,408,062

		4,497,716

China - 4.2%

Haitian International Holdings Ltd. (Capital Goods)†	744,000	2,134,344

PAX Global Technology Ltd. (Technology Hardware & Equipment)†	3,590,000	2,380,784

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	135,000	903,223

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	3,416,000	1,512,111

		6,930,462

Colombia - 0.3%

Cemex Latam Holdings SA (Materials)*	147,900	539,865

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	10,150	818,308

Egypt - 1.3%

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	531,200	2,101,146

Finland - 2.8%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	97,580	4,686,557

France - 7.2%

Alten SA (Software & Services)†	53,320	4,605,996

IPSOS (Media)†	53,700	1,854,786

LISI (Capital Goods)†	81,100	3,909,519

	Shares	Value
COMMON STOCKS - 95.9% (continued)

France - 7.2% (continued)

Rubis SCA (Utilities)†	27,048	$1,721,779

		12,092,080

Germany - 12.3%

Bechtle AG (Software & Services)†	82,200	5,920,698

Bertrandt AG (Commercial & Professional Services)†	16,280	1,551,459

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	62,930	3,372,847

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	27,150	2,237,363

KWS Saat SE (Food, Beverage & Tobacco)†	5,520	2,246,034

Pfeiffer Vacuum Technology AG (Capital Goods)†	13,600	2,304,190

Rational AG (Capital Goods)†	1,250	785,702

STRATEC Biomedical AG (Health Care Equipment & Services)†	34,200	2,093,171

		20,511,464

Hong Kong - 3.0%

Pico Far East Holdings Ltd. (Media)†	6,769,000	2,796,108

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	1,070,900	2,287,614

		5,083,722

India - 5.0%

Emami Ltd. (Household & Personal Products)†	70,000	1,209,187

GRUH Finance Ltd. (Banks)†	505,800	3,866,147

Max Financial Services Ltd. (Insurance)†	347,600	3,300,013

		8,375,347

Indonesia - 0.4%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,273,500	645,045

Israel - 0.6%

CyberArk Software Ltd. (Software & Services)*	25,000	1,042,000

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.9% (continued)

Italy - 3.7%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	78,100	$1,457,723

DiaSorin SpA (Health Care Equipment & Services)†	9,000	784,008

Reply SpA (Software & Services)†	18,900	3,997,350

		6,239,081

Japan - 13.8%

ABC-Mart Inc. (Retailing)†	9,600	548,103

Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	32,600	2,339,710

BML Inc. (Health Care Equipment & Services)†	106,600	2,193,847

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	5,500	1,171,309

FINDEX Inc. (Health Care Equipment & Services)†	123,400	1,050,906

GMO Payment Gateway Inc. (Software & Services)†	17,900	1,056,794

Hiday Hidaka Corp. (Consumer Services)†	161,969	4,329,400

Infomart Corp. (Software & Services)†	406,200	2,984,026

MISUMI Group Inc. (Capital Goods)†	70,900	1,759,860

MonotaRO Co., Ltd. (Capital Goods)†	15,700	518,297

Nakanishi Inc. (Health Care Equipment & Services)†	52,800	2,215,879

Park24 Co., Ltd. (Commercial & Professional Services)†	40,100	1,014,862

Pigeon Corp. (Household & Personal Products)†	33,200	1,231,545

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	34,000	687,970

		23,102,508

Kenya - 2.2%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	547,300	1,389,869

Equity Group Holdings Ltd. (Banks)†	5,666,000	2,223,969

		3,613,838

Malaysia - 0.8%

Coastal Contracts Bhd. (Capital Goods)†	1,852,666	570,683

	Shares	Value
COMMON STOCKS - 95.9% (continued)

Malaysia - 0.8% (continued)

Dialog Group Bhd. (Energy)†	1,736,840	$782,809

		1,353,492

Mexico - 0.8%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	576,938	1,302,141

Netherlands - 3.9%

Arcadis NV (Capital Goods)†	124,385	2,544,820

ASM International NV (Semiconductors & Semiconductor Equipment)†	36,240	2,181,116

Brunel International NV (Commercial & Professional Services)†	114,297	1,756,941

		6,482,877

Norway - 1.7%

Tomra Systems ASA (Commercial & Professional Services)†	201,800	2,873,910

Peru - 0.5%

Alicorp SAA (Food, Beverage & Tobacco)	333,200	854,464

Russia - 0.9%

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	880,600	1,566,926

South Africa - 0.7%

Clicks Group Ltd. (Food & Staples Retailing)†	108,610	1,229,913

South Korea - 0.4%

Cheil Worldwide Inc. (Media)†	32,270	586,387

Sweden - 0.8%

Intrum Justitia AB (Commercial & Professional Services)†	38,500	1,252,734

Switzerland - 4.5%

Bossard Holding AG, Class A, Reg S (Capital Goods)†	15,300	3,307,839

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,480	3,001,001

Temenos Group AG, Reg S (Software & Services)*†	11,720	1,132,811

		7,441,651

Taiwan - 1.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	111,517	843,957

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.9% (continued)

Taiwan - 1.4% (continued)

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	944,700	$1,556,794

		2,400,751

Tanzania - 0.6%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	184,500	1,071,237

Turkey - 1.3%

Anadolu Hayat Emeklilik AS (Insurance)†	1,124,006	2,123,558

Ukraine - 1.6%

Kernel Holding SA (Food, Beverage & Tobacco)†	152,300	2,694,171

United Kingdom - 13.5%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	266,027	3,600,919

BBA Aviation plc (Transportation)†	296,700	1,171,568

BGEO Group plc (Banks)†	54,220	2,467,787

Britvic plc (Food, Beverage & Tobacco)†	124,731	1,174,855

Dignity plc (Consumer Services)†	34,600	1,163,539

EMIS Group plc (Health Care Equipment & Services)†	87,100	1,090,394

Jardine Lloyd Thompson Group plc (Insurance)†	52,002	814,950

Nostrum Oil & Gasplc (Energy)*†	182,900	977,259

Rathbone Brothers plc (Diversified Financials)†	87,870	3,103,496

Rotork plc (Capital Goods)†	246,946	756,052

RPC Group plc (Materials)†	78,430	928,486

RPS Group plc (Commercial & Professional Services)†	772,060	2,786,734

Senior plc (Capital Goods)†	756,840	2,483,543

		22,519,582

United States - 0.5%

PriceSmart Inc. (Food & Staples Retailing)	9,520	802,060

Total Common Stocks (Cost $120,568,605)		$160,080,119

SHORT TERM INVESTMENTS - 4.2%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	6,979,565	$6,979,565
Total Short Term Investments (Cost $6,979,565)		$6,979,565

Total Investments — 100.1%
(Cost $127,548,170)		$167,059,684

Liabilities Less Other Assets - (0.1)%		(89,892)
Net Assets — 100.0%		$166,969,792

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	7.0%

Capital Goods	13.5

Commercial & Professional Services	6.7

Consumer Durables & Apparel	0.5

Consumer Services	3.3

Diversified Financials	2.8

Energy	1.1

Food & Staples Retailing	1.9

Food, Beverage & Tobacco	9.2

Health Care Equipment & Services	8.9

Household & Personal Products	1.5

Insurance	3.7

Materials	2.1

Media	3.1

Money Market Fund	4.2

Pharmaceuticals, Biotechnology & Life

Sciences	4.8

Retailing	0.3

Semiconductors & Semiconductor Equipment	2.2

Software & Services	13.5

Technology Hardware & Equipment	7.5

Telecommunication Services	0.6

Transportation	0.7

Utilities	1.0
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 90.8%

Brazil - 2.6%

Ambev SA - ADR (Food, Beverage & Tobacco)	7,786,800	$47,343,744

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	5,740,900	37,722,206

WEG SA (Capital Goods)	5,379,600	32,674,210

		117,740,160

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,698,500	48,016,595

China - 19.7%

51job Inc. - ADR (Commercial & Professional Services)*	1,441,600	71,013,216

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,734,500	36,734,676

China Merchants Port Holdings Co., Ltd. (Transportation)†	15,829,488	49,688,929

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	860,500	45,976,515

CNOOC Ltd. - Sponsored ADR (Energy)	609,383	68,525,118

Ctrip.com International Ltd. - ADR (Retailing)*	1,263,500	75,468,855

ENN Energy Holdings Ltd. (Utilities)†	11,947,200	81,272,943

JD.com Inc. - ADR (Retailing)*	1,711,400	77,303,938

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	16,947,000	24,591,445

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)	6,172,313	37,802,217

NetEase Inc. - ADR (Software & Services)	66,641	20,744,011

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,705,000	51,550,606

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	40,698,505	35,958,818

Tencent Holdings Ltd. (Software & Services)†	4,463,000	177,956,583

Weibo Corp. - Sponsored ADR (Software & Services)*	514,400	39,583,080

		894,170,950

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Czech Republic - 1.2%

Komercni banka AS (Banks)†	1,268,600	$54,738,025

Egypt - 0.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,836,515	26,956,528

Hong Kong - 6.2%

AIA Group Ltd. (Insurance)†	16,052,415	126,573,171

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,523,869	45,323,521

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,845,449	52,584,435

Sands China Ltd. (Consumer Services)†	12,112,538	56,241,280

		280,722,407

Hungary - 1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	2,500,100	63,999,903

India - 6.1%

Axis Bank Ltd. (Banks)†	5,745,421	46,491,702

Bharti Airtel Ltd. (Telecommunication Services)†	4,760,800	31,079,973

Bharti Infratel Ltd. (Telecommunication Services)†	5,766,400	36,040,605

Housing Development Finance Corp., Ltd. (Banks)†	2,836,500	79,095,352

Maruti Suzuki India Ltd. (Automobiles & Components)†	713,600	86,176,820

		278,884,452

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	83,525,700	49,956,010

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	68,070,600	75,399,257

		125,355,267

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,679,000	52,955,660

Kenya - 1.0%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	5,595,365	14,209,434

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

Kenya - 1.0% (continued)

Safaricom Ltd. (Telecommunication Services)†	135,969,327	$32,040,152

		46,249,586

Mexico - 5.4%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	254,800	25,704,224

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	328,900	69,907,695

Grupo Financiero Banorte SAB de CV, Series O (Banks)	12,469,600	82,666,041

Grupo Televisa SAB - Sponsored ADR (Media)	2,540,400	67,625,448

		245,903,408

Peru - 1.1%

Credicorp Ltd. (Banks)	260,400	48,210,456

Philippines - 0.4%

Universal Robina Corp. (Food, Beverage & Tobacco)†	5,676,600	18,131,003

Poland - 1.2%

Bank Pekao SA (Banks)†	1,577,800	56,029,483

Russia - 4.0%

LUKOIL PJSC - Sponsored ADR (Energy)	1,662,700	78,379,678

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	8,727,500	101,656,358

		180,036,036

South Africa - 5.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,833,200	59,354,467

Discovery Ltd. (Insurance)†	4,114,800	43,798,115

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,587,755	13,331,577

Naspers Ltd., Class N (Media)†	181,000	39,971,857

Sasol Ltd. (Materials)†	1,378,500	41,616,363

Standard Bank Group Ltd. (Banks)†	4,504,091	55,979,417

		254,051,796

South Korea - 9.8%

Amorepacific Corp. (Household & Personal Products)†	96,434	24,389,877

	Shares	Value
COMMON STOCKS - 90.8% (continued)

South Korea - 9.8% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,208,332	$67,394,635

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	118,700	18,658,704

LG Household & Health Care Ltd. (Household & Personal Products)†	68,900	60,949,200

NAVER Corp. (Software & Services)†	88,500	63,237,150

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	196,800	211,988,317

		446,617,883

Taiwan - 10.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	6,379,109	48,276,878

Airtac International Group (Capital Goods)†	2,259,400	30,571,808

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,262,752	37,580,767

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	18,078,539	69,903,296

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	437,000	79,491,169

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	29,046,277	205,821,241

		471,645,159

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	14,023,770	61,950,451

Turkey - 1.7%

Arcelik AS (Consumer Durables & Apparel)†	3,939,795	29,114,458

Turkiye Garanti Bankasi AS (Banks)†	16,171,300	48,450,866

		77,565,324

Ukraine - 0.2%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	915,112	9,110,569

United Arab Emirates - 2.2%

DP World Ltd. (Transportation)†	2,125,300	48,871,537

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.8% (continued)

United Arab Emirates - 2.2% (continued)

Emaar Properties PJSC (Real Estate)†	23,541,500	$52,762,058

		101,633,595

United Kingdom - 2.5%

BGEO Group plc (Banks)†	957,009	43,557,622

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,731,200	52,348,630

Nostrum Oil & Gas plc (Energy)*†	3,779,086	20,192,155

		116,098,407

United States - 1.1%

MercadoLibre Inc. (Software & Services)	179,500	51,771,390

Total Common Stocks (Cost $3,182,719,221)		$4,128,544,493

PREFERRED STOCKS - 5.7%

Brazil - 3.8%

Banco Bradesco SA - ADR (Banks)*	6,434,335	61,898,302

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,652,300	38,366,406

Itau Unibanco Holding SA - Sponsored ADR (Banks)	6,132,381	73,036,658

		173,301,366

Colombia - 1.0%

Bancolombia SA - Sponsored ADR (Banks)	1,039,200	45,454,608

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	43,844	37,769,567

Total Preferred Stocks (Cost $176,139,636)		$256,525,541

	Shares	Value
PARTICIPATION NOTES - 0.6%

Qatar - 0.6%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/9/19 (Banks)^†	770,266	$29,213,427
Total Participation Notes (Cost $30,241,571)		$29,213,427

RIGHTS - 0.0%

Taiwan - 0.0%

Airtac International Group (Capital Goods)*†	100,114	359,735
Total Rights (Cost $—)		$359,735
SHORT TERM INVESTMENTS - 2.8%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	65,127,540	65,127,540

Northern Institutional Funds - Prime Obligations Portfolio, 1.16% (Money Market Fund)	62,187,562	62,200,000
Total Short Term Investments (Cost $127,327,540)		$127,327,540

Total Investments — 99.9%
(Cost $3,516,427,968)		$4,541,970,736

Other Assets Less Liabilities - 0.1%		3,279,665
Net Assets — 100.0%		$4,545,250,401

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of July 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.5%

Banks	22.9

Capital Goods	1.4

Commercial & Professional Services	1.6

Consumer Durables & Apparel	3.8

Consumer Services	1.2

Diversified Financials	2.0

Energy	4.8

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	3.7

Household & Personal Products	1.9

Insurance	3.7

Materials	0.9

Media	2.4

Money Market Fund	2.8

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Real Estate	1.2

Retailing	3.4

Semiconductors & Semiconductor Equipment	5.5

Software & Services	7.8

Technology Hardware & Equipment	10.6

Telecommunication Services	3.2

Transportation	4.2

Utilities	1.8
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 90.5%

Brazil - 2.6%

Ambev SA - ADR (Food, Beverage & Tobacco)	6,541,300	$39,771,104

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	4,822,600	31,688,256

WEG SA (Capital Goods)	4,519,100	27,447,770

		98,907,130

Chile - 1.1%

Banco Santander Chile - ADR (Banks)	1,426,800	40,335,636

China - 19.6%

51job Inc. - ADR (Commercial & Professional Services)*	1,211,000	59,653,860

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,302,000	30,924,566

China Merchants Port Holdings Co., Ltd. (Transportation)†	13,296,541	41,737,982

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	722,900	38,624,547

CNOOC Ltd. - Sponsored ADR (Energy)	511,960	57,569,902

Ctrip.com International Ltd. - ADR (Retailing)*	1,061,400	63,397,422

ENN Energy Holdings Ltd. (Utilities)†	10,036,700	68,276,429

JD.com Inc. - ADR (Retailing)*	1,437,700	64,940,909

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	14,235,000	20,656,117

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)	5,188,900	31,779,322

NetEase Inc. - ADR (Software & Services)	56,231	17,503,586

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,473,000	43,307,861

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	34,189,192	30,207,570

Tencent Holdings Ltd. (Software & Services)†	3,749,100	149,490,707

Weibo Corp. - Sponsored ADR (Software & Services)*	433,000	33,319,350

		751,390,130

	Shares	Value
COMMON STOCKS - 90.5% (continued)

Czech Republic - 1.2%

Komercni banka AS (Banks)†	1,069,100	$46,129,925

Egypt - 0.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	4,914,731	22,699,177

Hong Kong - 6.2%

AIA Group Ltd. (Insurance)†	13,484,800	106,327,546

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,960,223	38,073,983

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,558,751	44,415,229

Sands China Ltd. (Consumer Services)†	10,175,344	47,246,446

		236,063,204

Hungary -1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	2,100,200	53,762,888

India - 6.1%

Axis Bank Ltd. (Banks)†	4,826,529	39,056,067

Bharti Airtel Ltd. (Telecommunication Services)†	3,999,300	26,108,666

Bharti Infratel Ltd. (Telecommunication Services)†	4,844,100	30,276,133

Housing Development Finance Corp., Ltd. (Banks)†	2,382,800	66,444,000

Maruti Suzuki India Ltd. (Automobiles & Components)†	599,400	72,385,630

		234,270,496

Indonesia - 2.7%

Astra International Tbk PT (Automobiles & Components)†	70,165,500	41,965,388

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	57,182,438	63,338,847

		105,304,235

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,410,400	44,484,016

Kenya - 1.0%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	4,700,350	11,936,542

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.5% (continued)

Kenya - 1.0% (continued)

Safaricom Ltd. (Telecommunication Services)†	116,030,451	$27,341,706

		39,278,248

Mexico - 5.4%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	214,100	21,598,408

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	276,300	58,727,565

Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,475,040	69,443,293

Grupo Televisa SAB - Sponsored ADR (Media)	2,134,000	56,807,080

		206,576,346

Peru - 1.1%

Credicorp Ltd. (Banks)	218,700	40,490,118

Philippines - 0.4%

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,768,600	15,230,860

Poland - 1.2%

Bank Pekao SA (Banks)†	1,327,900	47,155,248

Russia - 3.9%

LUKOIL PJSC - Sponsored ADR (Energy)	1,396,693	65,840,108

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,331,500	85,396,000

		151,236,108

South Africa - 5.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,380,000	49,860,099

Discovery Ltd. (Insurance)†	3,456,600	36,792,205

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,333,818	11,199,396

Naspers Ltd., Class N (Media)†	152,000	33,567,526

Sasol Ltd. (Materials)†	1,158,061	34,961,398

Standard Bank Group Ltd. (Banks)†	3,809,945	47,352,174

		213,732,798

South Korea - 9.8%

Amorepacific Corp. (Household & Personal Products)†	80,991	20,484,068

	Shares	Value
COMMON STOCKS - 90.5% (continued)

South Korea - 9.8% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,015,038	$56,613,675

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	99,700	15,672,054

LG Household & Health Care Ltd. (Household & Personal Products)†	57,900	51,218,558

NAVER Corp. (Software & Services)†	74,300	53,090,624

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	166,050	178,865,143

		375,944,122

Taiwan - 10.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,358,405	40,552,225

Airtac International Group (Capital Goods)†	1,897,600	25,676,314

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,741,216	31,573,653

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	15,187,171	58,723,402

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	369,001	67,122,015

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	24,399,637	172,895,258

		396,542,867

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	11,780,600	52,041,176

Turkey - 1.7%

Arcelik AS (Consumer Durables & Apparel)†	3,345,389	24,721,892

Turkiye Garanti Bankasi AS (Banks)†	13,584,700	40,701,148

		65,423,040

Ukraine - 0.2%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	787,603	7,841,129

United Arab Emirates - 2.2%

DP World Ltd. (Transportation)†	1,786,700	41,085,388

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.5% (continued)

United Arab Emirates - 2.2% (continued)

Emaar Properties PJSC (Real Estate)†	19,776,000	$44,322,684

		85,408,072

United Kingdom - 2.5%

BGEO Group plc (Banks)†	803,954	36,591,426

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,454,300	43,975,632

Nostrum Oil & Gasplc (Energy)*†	3,174,600	16,962,307

		97,529,365

United States - 1.1%

MercadoLibre Inc. (Software & Services)	150,800	43,493,736

Total Common Stocks (Cost $2,454,400,633)		$3,471,270,070

PREFERRED STOCKS - 5.6%

Brazil - 3.8%

Banco Bradesco SA - ADR (Banks)*	5,405,200	51,998,024

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,388,000	32,229,360

Itau Unibanco Holding SA - Sponsored ADR (Banks)	5,151,500	61,354,365

		145,581,749

Colombia - 1.0%

Bancolombia SA - Sponsored ADR (Banks)	873,000	38,185,020

South Korea - 0.8%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	36,782	31,685,982
Total Preferred Stocks (Cost $129,938,514)		$215,452,751

	Shares	Value
PARTICIPATION NOTES - 0.6%

Qatar - 0.6%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/9/19 (Banks)^†	647,086	$24,541,652

Total Participation Notes (Cost $25,368,470)		$24,541,652

RIGHTS - 0.0%

Taiwan - 0.0%

Airtac International Group (Capital Goods)*†	84,796	304,693
Total Rights (Cost $—)		$304,693

SHORT TERM INVESTMENTS - 3.4%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	75,176,254	75,176,254

Northern Institutional Funds - Prime Obligations Portfolio, 1.16% (Money Market Fund)	54,289,142	54,300,000
Total Short Term Investments (Cost $129,476,254)		$129,476,254

Total Investments — 100.1%
(Cost $2,739,183,871)		$3,841,045,420

Liabilities Less Other Assets - (0.1)%		(3,481,329)
Net Assets — 100.0%		$3,837,564,091

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of July 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.5%

Banks	22.8

Capital Goods	1.4

Commercial & Professional Services	1.5

Consumer Durables & Apparel	3.8

Consumer Services	1.2

Diversified Financials	2.0

Energy	4.8

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	3.7

Household & Personal Products	1.9

Insurance	3.7

Materials	0.9

Media	2.4

Money Market Fund	3.4

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Real Estate	1.2

Retailing	3.3

Semiconductors & Semiconductor Equipment	5.5

Software & Services	7.7

Technology Hardware & Equipment	10.6

Telecommunication Services	3.2

Transportation	4.2

Utilities	1.8
Total Investments	100.1

Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 92.3%

Argentina - 6.3%

Banco Macro SA - ADR (Banks)	126,492	$10,980,771

Globant SA (Software & Services)*	198,200	9,111,254

Grupo Clarin SA, Class B - GDR, Reg S (Media)†	124,400	3,232,764

Grupo Financiero Galicia SA - ADR (Banks)	128,400	4,663,488

		27,988,277

Bangladesh - 7.0%

BRAC Bank Ltd. (Banks)†	1,636,200	1,765,262

GrameenPhone Ltd. (Telecommunication Services)†	1,985,000	9,253,606

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	1,928,489	6,807,034

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,833,283	13,321,902

		31,147,804

Colombia - 6.2%

Cementos Argos SA - Sponsored ADR (Materials)#†	565,000	11,257,851

Cemex Latam Holdings SA (Materials)*	956,900	3,492,880

Ecopetrol SA - Sponsored ADR (Energy)	1,042,900	9,740,686

Grupo Nutresa SA (Food, Beverage & Tobacco)	312,300	2,792,375

		27,283,792

Croatia - 0.6%

Ericsson Nikola Tesla dd (Technology Hardware & Equipment)	13,950	2,722,951

Egypt - 4.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,553,200	11,792,210

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	1,385,100	5,478,721

Oriental Weanvers (Consumer Durables & Apparel)†	3,274,425	3,330,115

		20,601,046

Estonia - 1.4%

Olympic Entertainment Group AS (Consumer Services)†	1,371,200	3,051,856

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Estonia - 1.4% (continued)

Tallink Grupp AS (Transportation)†	2,466,600	$3,153,707

		6,205,563

Kazakhstan - 2.2%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,022,396	9,608,965

Kenya - 5.0%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	935,700	2,376,211

Safaricom Ltd. (Telecommunication Services)†	82,989,750	19,555,912

		21,932,123

Kuwait - 1.8%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	678,200	817,800

Mabanee Co. SAK (Real Estate)†	711,900	1,827,621

National Bank of Kuwait SAKP (Banks)†	2,376,375	5,484,688

		8,130,109

Lebanon - 0.2%

Bank Audi SAL - GDR, Reg S (Banks)	155,000	943,950

Morocco - 2.0%

Attijariwafa Bank (Banks)†	118,100	5,583,474

Maroc Telecom (Telecommunication Services)†	237,700	3,440,551

		9,024,025

Nigeria - 5.3%

Access Bank plc (Banks)#†	121,738,600	3,334,526

Dangote Cement plc (Materials)#†	7,077,500	4,303,729

Guaranty Trust Bank plc (Banks)#†	57,006,300	6,070,711

Lafarge Africa plc (Materials)#†	1,100,000	173,106

Nestle Nigeria plc (Food, Beverage & Tobacco)#†	387,725	1,061,132

Nigerian Breweries plc (Food, Beverage & Tobacco)#†	3,894,100	1,768,384

Zenith Bank plc (Banks)#†	99,848,992	6,701,175

		23,412,763

Pakistan - 3.1%

Engro Corp., Ltd. (Materials)†	532,092	1,637,221

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Pakistan - 3.1% (continued)

Lucky Cement Ltd. (Materials)†	114,500	$769,484

Maple Leaf Cement Factory Ltd. (Materials)†	1,624,000	1,760,309

MCB Bank Ltd. (Banks)†	1,393,700	2,731,757

Oil & Gas Development Co., Ltd. (Energy)†	1,173,400	1,742,172

Pakistan Petroleum Ltd. (Energy)†	2,141,597	3,616,281

United Bank Ltd. (Banks)†	849,000	1,677,233

		13,934,457

Peru - 6.5%

Alicorp SAA (Food, Beverage & Tobacco)	4,663,746	11,959,799

Credicorp Ltd. (Banks)	80,016	14,814,162

Ferreycorp SAA (Capital Goods)	3,366,100	1,869,767

		28,643,728

Philippines - 14.3%

Bank of the Philippine Islands (Banks)†	4,930,992	10,222,506

BDO Unibank Inc. (Banks)†	2,089,368	5,210,415

International Container Terminal Services Inc. (Transportation)†	2,847,620	6,024,102

Jollibee Foods Corp. (Consumer Services)†	2,596,900	11,572,652

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	5,340,100	9,166,415

Security Bank Corp. (Banks)†	2,497,400	11,578,111

Universal Robina Corp. (Food, Beverage & Tobacco)†	3,042,800	9,718,672

		63,492,873

Qatar - 0.4%

Qatar National Bank QPSC (Banks)†	48,290	1,831,467

Romania - 2.6%

Banca Transilvania SA (Banks)*†	15,182,247	11,429,082

Senegal - 0.9%

Sonatel (Telecommunication Services)	94,200	3,995,896

Slovenia - 0.7%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	45,024	2,930,005

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Sri Lanka - 0.6%

Commercial Bank of Ceylon plc (Banks)†	1,255,532	$1,128,201

John Keells Holdings plc (Capital Goods)†	1,257,142	1,423,322

		2,551,523

Tanzania - 1.2%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	939,066	5,452,371

Thailand - 1.1%

Home Product Center pcl, Reg S (Retailing)†	11,062,794	3,291,261

Siam Commercial Bank pcl, Reg S (Banks)†	393,600	1,738,741

		5,030,002

Turkey - 0.5%

Turkiye Garanti Bankasi AS (Banks)†	674,500	2,020,871

Ukraine - 1.6%

Kernel Holding SA (Food, Beverage & Tobacco)†	286,400	5,066,386

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	211,539	2,106,016

		7,172,402

United Arab Emirates - 5.1%

Agthia Group PJSC (Food, Beverage & Tobacco)†	2,781,116	4,011,012

DP World Ltd. (Transportation)†	237,800	5,468,241

Emaar Properties PJSC (Real Estate)†	5,799,600	12,998,272

		22,477,525

United Kingdom - 2.6%

BGEO Group plc (Banks)†	37,900	1,724,993

Nostrum Oil & Gas plc (Energy)*†	1,836,200	9,811,059

		11,536,052

United States - 1.1%

PriceSmart Inc. (Food & Staples Retailing)	56,188	4,733,839

Vietnam - 7.3%

Hoa Phat Group JSC (Materials)†	13,150,502	18,693,325

Masan Group Corp. (Food, Beverage & Tobacco)†	2,062,350	3,881,596

PetroVietnam Drilling & Well Services JSC (Energy)*†	924,303	541,930

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Vietnam - 7.3% (continued)

Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,400,500	$9,403,479

		32,520,330
Total Common Stocks (Cost $346,918,135)		$408,753,791

PREFERRED STOCKS - 2.3%

Colombia - 2.3%

Bancolombia SA - Sponsored ADR (Banks)	228,768	10,006,312
Total Preferred Stocks (Cost $8,411,607)		$10,006,312

PARTICIPATION NOTES - 5.4%

Saudi Arabia - 5.4%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	454,400	7,503,204

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	104,620	1,505,942

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	276,700	11,214,254

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/9/19 (Banks)^†	574,990	3,902,165

		24,125,565
Total Participation Notes (Cost $27,697,684)		$24,125,565

	Shares	Value
SHORT TERM INVESTMENTS - 1.6%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	7,193,019	$7,193,019

Total Short Term Investments (Cost $7,193,019)		$7,193,019

Total Investments — 101.6%
(Cost $390,220,445)		$450,078,687

Liabilities Less Other Assets - (1.6)%		(7,272,058)
Net Assets — 100.0%		$442,806,629

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.4% of net assets as of July 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	34.9%

Capital Goods	0.7

Consumer Durables & Apparel	0.8

Consumer Services	3.6

Diversified Financials	0.2

Energy	5.7

Food & Staples Retailing	3.1

Food, Beverage & Tobacco	15.0

Health Care Equipment & Services	1.2

Materials	9.5

Media	0.7

Money Market Fund	1.6

Pharmaceuticals, Biotechnology & Life Sciences	3.7

Real Estate	3.4

Retailing	3.3

Software & Services	2.1

Technology Hardware & Equipment	0.6

Telecommunication Services	8.2

Transportation	3.3

Total Investments	101.6

Liabilities Less Other Assets	(1.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Argentina - 0.9%

Banco Macro SA - ADR (Banks)	250	$21,703

Globant SA (Software & Services)*	290	13,331

Grupo Clarin SA, Class B - GDR Reg S (Media)†	250	6,497

Grupo Financiero Galicia SA - ADR (Banks)	310	11,259

		52,790

Australia - 0.9%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	180	18,170

DuluxGroup Ltd. (Materials)†	4,340	22,884

TPG Telecom Ltd. (Telecommunication Services)†	1,810	8,124

		49,178

Brazil - 0.6%

Ambev SA - ADR (Food, Beverage & Tobacco)	1,430	8,694

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	1,200	7,885

Ultrapar Participacoes SA - Sponsored ADR (Energy)	340	8,048

WEG SA (Capital Goods)	1,400	8,503

		33,130

Canada - 1.1%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	38,827

Cenovus Energy Inc. (Energy)	1,500	12,597

Encana Corp. (Energy)	1,110	11,167

		62,591

China - 4.6%

51job Inc. - ADR (Commercial & Professional Services)*	320	15,763

AAC Technologies Holdings Inc.

(Technology Hardware & Equipment)†	670	9,001

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	10,294

China Merchants Port Holdings (Transportation)†	2,000	6,278

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	130	6,946

	Shares	Value
COMMON STOCKS - 96.4% (continued)

China - 4.6% (continued)

Ctrip.com International Ltd. - ADR (Retailing)*	170	$10,154

ENN Energy Holdings Ltd. (Utilities)†	2,000	13,605

Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	6,100	21,085

Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Durables & Apparel)	1,700	9,916

Haitian International Holdings Ltd. (Capital Goods)†	4,000	11,475

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)	2,250	10,034

JD.com Inc. - ADR (Retailing)*	270	12,196

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	6,000	8,706

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,000	22,828

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)	1,500	9,187

NetEase Inc. - ADR (Software & Services)	27	8,405

Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)	2,300	8,493

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	6,691

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	12,000	10,603

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	8,000	6,513

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	1,000	11,817

Tencent Holdings Ltd. (Software & Services)†	300	11,962

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	6,000	7,642

Weibo Corp. - Sponsored ADR (Software & Services)*	112	8,618

		258,212

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

Colombia - 0.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	370	$7,372

Cemex Latam Holdings SA (Materials)*	2,090	7,629

Ecopetrol SA - Sponsored ADR (Energy)	800	7,472

Grupo Nutresa SA (Food, Beverage & Tobacco)	1,370	12,250

		34,723

Denmark - 0.5%

Coloplast A/S, Class B (Health Care Equipment & Services)†	150	12,903

Novozymes A/S, Class B (Materials)†	290	13,407

		26,310

Egypt - 0.8%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,240	47,294

France - 1.0%

Dassault Systemes SE (Software & Services)†	130	12,754

Essilor International SA (Health Care Equipment & Services)†	320	40,585

		53,339

Germany - 3.4%

adidas AG (Consumer Durables & Apparel)†	60	13,711

Allianz SE, Reg S (Insurance)†	60	12,783

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	100	12,681

Bayerische Motoren Werke AG (Automobiles & Components)†	350	32,193

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	260	21,426

Henkel AG & Co. KGaA (Household & Personal Products)†	90	11,336

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,940	42,218

Linde AG (Materials)†	110	21,066

	Shares	Value
COMMON STOCKS - 96.4% (continued)

Germany - 3.4% (continued)

SAP SE - Sponsored ADR (Software & Services)	110	$11,643

Symrise AG (Materials)†	160	11,218

		190,275

Hong Kong - 0.7%

AIA Group Ltd. (Insurance)†	1,600	12,616

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	12,862

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	11,397

		36,875

Hungary - 0.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	930	23,807

India - 3.3%

Asian Paints Ltd. (Materials)†	460	8,330

Axis Bank Ltd. (Banks)†	1,010	8,173

Bharti Infratel Ltd. (Telecommunication Services)†	4,020	25,125

Dabur India Ltd. (Household & Personal Products)†	1,710	8,265

Emami Ltd. (Household & Personal Products)†	450	7,773

Godrej Consumer Products Ltd. (Household & Personal Products)†	560	9,056

HDFC Bank Ltd. - ADR (Banks)	250	24,195

Hindustan Unilever Ltd. (Household & Personal Products)†	860	15,481

Housing Development Finance Corp., Ltd. (Banks)†	390	10,875

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	9,626

Infosys Ltd. - Sponsored ADR (Software & Services)	480	7,584

ITC Ltd. (Food, Beverage & Tobacco)†	2,090	9,289

Max Financial Services Ltd. (Insurance)†	1,630	15,475

Pidilite Industries Ltd. (Materials)†	1,120	13,887

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

India - 3.3% (continued)

United Spirits Ltd. (Food, Beverage & Tobacco)*†	220	$8,691

		181,825

Indonesia - 1.2%

Bank Central Asia Tbk PT (Banks)†	34,500	48,392

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	8,500	9,415

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	62,500	8,139

		65,946

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	450	47,601

Italy - 0.6%

Tenaris SA - ADR (Energy)	720	22,709

Yoox Net-A-Porter Group SpA (Retailing)*†	390	12,912

		35,621

Japan - 9.8%

ABC-Mart Inc. (Retailing)†	200	11,419

Asics Corp. (Consumer Durables & Apparel)†	600	10,932

Daito Trust Construction Co., Ltd. (Real Estate)†	128	21,641

Dentsu Inc. (Media)†	500	23,420

Hakuhodo DY Holdings Inc. (Media)†	3,100	43,589

JGC Corp. (Capital Goods)†	1,300	20,869

Kakaku.com Inc. (Software & Services)†	600	8,480

Kao Corp. (Household & Personal Products)†	600	36,560

Komatsu Ltd. (Capital Goods)†	1,600	42,991

Kubota Corp. (Capital Goods)†	1,600	27,807

M3 Inc. (Health Care Equipment & Services)†	400	10,793

Makita Corp. (Capital Goods)†	1,200	46,997

MISUMI Group Inc. (Capital Goods)†	2,200	54,608

Mitsubishi Estate Co., Ltd. (Real Estate)†	500	9,106

	Shares	Value
COMMON STOCKS - 96.4% (continued)

Japan - 9.8% (continued)

NGK Insulators Ltd. (Capital Goods)†	700	$14,123

Nidec Corp. (Capital Goods)†	400	44,113

Nomura Research Institute Ltd. (Software & Services)†	330	12,371

Rinnai Corp. (Consumer Durables & Apparel)†	120	11,210

Shiseido Co., Ltd. (Household & Personal Products)†	900	31,861

Stanley Electric Co., Ltd. (Automobiles & Components)†	500	16,570

Suruga Bank Ltd. (Banks)†	1,600	38,664

Sysmex Corp. (Health Care Equipment & Services)†	200	11,472

		549,596

Mexico - 1.3%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	110	9,348

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	1,100	9,892

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	90	9,079

Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	9,281

Grupo Financiero Santander Mexico SAB de CV, Series B - ADR (Banks)	1,000	10,260

Grupo Televisa SAB - Sponsored ADR (Media)	350	9,317

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	3,900	7,851

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,700	8,538

		73,566

Netherlands - 0.2%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	13,530

Panama - 0.2%

Copa Holdings SA, Class A (Transportation)	70	8,782

Peru - 0.6%

Alicorp SAA (Food, Beverage & Tobacco)	9,290	23,823

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

Peru - 0.6% (continued)

Credicorp Ltd. (Banks)	50	$9,257

		33,080

Philippines - 1.9%

Bank of the Philippine Islands (Banks)†	21,510	44,593

International Container Terminal Services Inc. (Transportation)†	7,290	15,422

Jollibee Foods Corp. (Consumer Services)†	1,710	7,620

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	18,041

Security Bank Corp. (Banks)†	3,360	15,577

Universal Robina Corp. (Food, Beverage & Tobacco)†	2,230	7,122

		108,375

Qatar - 0.3%

Qatar Electricity & Water Co. QSC (Utilities)†	120	6,494

Qatar National Bank SAQ (Banks)†	210	7,965

		14,459

Russia - 0.8%

Lukoil PJSC - Sponsored ADR (Energy)	130	6,128

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	300	11,012

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	3,590	6,388

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	50	5,239

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	7,222

Yandex NV, Class A (Software & Services)*	350	10,143

		46,132

Singapore - 1.8%

DBS Group Holdings Ltd. (Banks)†	3,000	47,799

Oversea-Chinese Banking Corp. Ltd. (Banks)†	6,000	50,264

		98,063

	Shares	Value
COMMON STOCKS - 96.4% (continued)

South Africa - 0.9%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	360	$7,542

Discovery Ltd. (Insurance)†	850	9,048

Massmart Holdings Ltd. (Food & Staples Retailing)†	760	6,381

Naspers Ltd., Class N (Media)†	50	11,042

Sasol Ltd. (Materials)†	250	7,547

Standard Bank Group Ltd. (Banks)†	640	7,954

		49,514

South Korea - 0.4%

Hankook Tire Co., Ltd. (Automobiles & Components)†	150	8,366

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	50	7,860

NAVER Corp. (Software & Services)†	10	7,145

		23,371

Spain - 1.5%

Amadeus IT Group SA (Software & Services)†	210	12,938

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,436	12,996

Banco Santander SA (Banks)†	1,840	12,567

Bankinter SA (Banks)†	4,810	46,885

		85,386

Sweden - 1.3%

Assa Abloy AB, Class B (Capital Goods)†	1,220	26,135

Atlas Copco AB, Class A (Capital Goods)†	290	10,489

Hexagon AB, Class B (Technology Hardware & Equipment)†	270	13,338

Intrum Justitia AB (Commercial & Professional Services)†	290	9,436

Skandinaviska Enskilda Banken AB, Class A (Banks)†	900	11,400

		70,798

Switzerland - 2.7%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	11,892

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

Switzerland - 2.7% (continued)

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	$14,270

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	540	45,517

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	540	46,008

SGS SA, Reg S (Commercial & Professional Services)†	10	22,076

Temenos Group AG, Reg S (Software & Services)*†	140	13,532

		153,295

Taiwan - 1.2%

Airtac International Group (Capital Goods)†	1,000	13,531

Delta Electronics Inc. (Technology Hardware & Equipment)†	1,000	5,316

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	8,224

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	60	10,914

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	28,344

		66,329

Thailand - 0.1%

Siam Commercial Bank pcl, Reg S (Banks)†	1,800	7,952

Turkey - 0.2%

Turkiye Garanti Bankasi AS - ADR (Banks)	3,380	9,937

United Arab Emirates - 0.7%

DP World Ltd. (Transportation)†	720	16,557

Emaar Properties PJSC (Real Estate)†	9,900	22,188

		38,745

United Kingdom - 4.2%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	13,130

	Shares	Value
COMMON STOCKS - 96.4% (continued)

United Kingdom - 4.2% (continued)

BBA Aviation plc (Transportation)†	2,830	$11,175

BGEO Group plc (Banks)†	320	14,565

Burberry Group plc (Consumer Durables & Apparel)†	520	11,737

Diageo plc (Food, Beverage & Tobacco)†	1,040	33,566

Halma plc (Technology Hardware & Equipment)†	820	11,889

HSBC Holdings plc - Sponsored ADR (Banks)	920	46,083

Nostrum Oil & Gas plc (Energy)*†	1,490	7,961

Reckitt Benckiser Group plc (Household & Personal Products)†	110	10,694

Rightmove plc (Software & Services)†	200	11,110

Rotork plc (Capital Goods)†	3,050	9,338

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	790	44,186

St James’s Place plc (Insurance)†	750	12,041

		237,475

United States - 44.8%

Accenture plc, Class A (Software & Services)	380	48,952

Adobe Systems Inc. (Software & Services)*	90	13,184

Air Products & Chemicals Inc. (Materials)	320	45,488

Allegion plc (Capital Goods)	450	36,558

Alphabet Inc., Class A (Software & Services)*	45	42,548

Amazon.com Inc. (Retailing)*	35	34,572

Amphenol Corp., Class A (Technology Hardware & Equipment)	700	53,634

Apple Inc. (Technology Hardware & Equipment)	420	62,467

Automatic Data Processing Inc. (Software & Services)	490	58,266

BorgWarner Inc. (Automobiles & Components)	240	11,218

Cerner Corp. (Health Care Equipment & Services)*	610	39,266

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

United States - 44.8% (continued)

Church & Dwight Co., Inc. (Household & Personal Products)	1,080	$57,618

Cisco Systems Inc. (Technology Hardware & Equipment)	1,560	49,062

Cognizant Technology Solutions Corp., Class A (Software & Services)	170	11,784

Colgate-Palmolive Co. (Household & Personal Products)	710	51,262

Deere & Co. (Capital Goods)	480	61,574

eBay Inc. (Software & Services)*	1,070	38,231

Ecolab Inc. (Materials)	400	52,668

EPAM Systems Inc. (Software & Services)*	150	12,890

Equifax Inc. (Commercial & Professional Services)	80	11,635

Estee Lauder Cos., Inc., Class A (Household & Personal Products)	610	60,384

F5 Networks Inc. (Technology Hardware & Equipment)*	180	21,735

Facebook Inc., Class A (Software & Services)*	270	45,697

Fiserv Inc. (Software & Services)*	450	57,825

Flowserve Corp. (Capital Goods)	530	21,799

Gartner Inc. (Software & Services)*	450	57,744

Guidewire Software Inc. (Software & Services)*	180	12,989

Helmerich & Payne Inc. (Energy)	180	9,112

Henry Schein Inc. (Health Care Equipment & Services)*	310	56,485

IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	11,652

IPG Photonics Corp. (Technology Hardware & Equipment)*	100	15,264

Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	414	54,946

JPMorgan Chase & Co. (Banks)	570	52,326

Lazard Ltd., Class A (Diversified Financials)	240	11,210

Lululemon Athletica Inc. (Consumer Durables & Apparel)*	290	17,876

	Shares	Value
COMMON STOCKS - 96.4% (continued)

United States - 44.8% (continued)

Mastercard Inc., Class A (Software & Services)	290	$37,062

McDonald’s Corp. (Consumer Services)	390	60,505

MercadoLibre Inc. (Software & Services)	39	11,248

Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	30	17,192

Microsoft Corp. (Software & Services)	670	48,709

Monsanto Co. (Materials)	440	51,401

NIKE Inc., Class B (Consumer Durables & Apparel)	1,010	59,640

PayPal Holdings Inc. (Software & Services)*	240	14,052

Priceline Group Inc. (Retailing)*	7	14,199

PriceSmart Inc. (Food & Staples Retailing)	230	19,377

Procter & Gamble Co. (Household & Personal Products)	560	50,859

Prudential Financial Inc. (Insurance)	460	52,086

Red Hat Inc. (Software & Services)*	120	11,864

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	130	63,911

Reinsurance Group of America Inc. (Insurance)	380	53,276

Rollins Inc. (Commercial & Professional Services)	650	28,216

Roper Technologies Inc. (Capital Goods)	260	60,440

salesforce.com Inc. (Software & Services)*	130	11,804

Schlumberger Ltd. (Energy)	280	19,208

Sensata Technologies Holding NV (Capital Goods)*	240	10,829

Signature Bank (Banks)*	320	44,346

T Rowe Price Group Inc. (Diversified Financials)	630	52,114

TechnipFMC plc (Energy)*	1,100	31,394

Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	390	31,738

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.4% (continued)

United States - 44.8% (continued)

Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	$10,532

TJX Cos Inc. (Retailing)	450	31,639

United Health Group Inc. (Health Care Equipment & Services)	230	44,116

Verisk Analytics Inc. (Commercial & Professional Services)*	580	50,611

Visa Inc., Class A (Software & Services)	260	25,886

WABCO Holdings Inc. (Capital Goods)*	140	19,260

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	550	44,368

Walt Disney Co. (Media)	460	50,568

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	200	34,688

Workday Inc., Class A (Software & Services)*	140	14,295

Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	23,758

		2,505,112
Total Common Stocks (Cost $4,707,947)		$5,393,014

PREFERRED STOCKS - 1.0%

Brazil - 0.3%

Banco Bradesco SA - ADR (Banks)*	957	9,206

Itau Unibanco Holding SA - Sponsored ADR (Banks)	730	8,694

		17,900

Colombia - 0.1%

Bancolombia SA - Sponsored ADR (Banks)	187	8,180

South Korea - 0.4%

LG Household & Health Care Ltd. (Household & Personal Products)†	20	11,380

	Shares	Value
PREFERRED STOCKS - 1.0% (continued)

South Korea - 0.4% (continued)

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	10	$8,615

		19,995

Spain - 0.2%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	660	13,827

Total Preferred Stocks (Cost $46,802)		$59,902

RIGHTS - 0.0%

Taiwan - 0.0%

Airtac International Group (Capital Goods)*†	44	158
Total Rights (Cost $—)		$158

SHORT TERM INVESTMENTS - 2.5%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	138,829	138,829
Total Short Term Investments (Cost $138,829)		$138,829

Total Investments — 99.9%
(Cost $4,893,578)		$5,591,903

Other Assets Less Liabilities - 0.1%		3,966
Net Assets — 100.0%		$5,595,869

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.6%

Banks	13.0

Capital Goods	9.8

Commercial & Professional Services	2.5

Consumer Durables & Apparel	3.4

Consumer Services	1.2

Diversified Financials	1.6

Energy	2.5

Food & Staples Retailing	2.7

Food, Beverage & Tobacco	3.1

Health Care Equipment & Services	4.1

Household & Personal Products	6.6

Insurance	3.0

Materials	4.7

Media	2.6

Money Market Fund	2.5

Pharmaceuticals, Biotechnology & Life Sciences	8.2

Real Estate	0.9

Retailing	2.4

Semiconductors & Semiconductor Equipment	2.3

Software & Services	13.8

Technology Hardware & Equipment	5.1

Telecommunication Services	0.7

Transportation	1.2

Utilities	0.4
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Argentina - 1.2%

Banco Macro SA - ADR (Banks)	350	$30,383

Globant SA (Software & Services)*	610	28,042

Grupo Clarin SA, Class B - GDR Reg S (Media)†	1,360	35,342

Grupo Financiero Galicia SA - ADR (Banks)	640	23,245

		117,012

Australia - 1.7%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	580	58,546

DuluxGroup Ltd. (Materials)†	9,240	48,722

TPG Telecom Ltd. (Telecommunication Services)†	13,430	60,277

		167,545

Brazil - 1.0%

Ambev SA - ADR (Food, Beverage & Tobacco)	4,310	26,205

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	3,900	25,626

Ultrapar Participacoes SA - Sponsored ADR (Energy)	990	23,433

WEG SA (Capital Goods)	4,200	25,510

		100,774

Canada - 2.0%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,100	101,922

Cenovus Energy Inc. (Energy)	6,900	57,945

Encana Corp. (Energy)	4,560	45,873

		205,740

China - 8.2%

51job Inc. - ADR (Commercial & Professional Services)*	670	33,004

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,000	26,868

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	7,600	26,079

China Merchants Port Holdings Co. Ltd. (Transportation)†	9,000	28,251

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	410	21,906

	Shares	Value
COMMON STOCKS - 95.2% (continued)

China - 8.2% (continued)

Ctrip.com International Ltd. - ADR (Retailing)*	500	$29,865

ENN Energy Holdings Ltd. (Utilities)†	3,100	21,088

Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)†	7,200	24,566

Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Durables & Apparel)	4,900	28,582

Haitian International Holdings Ltd. (Capital Goods)†	12,400	35,573

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)	6,900	30,771

JD.com Inc. - ADR (Retailing)*	830	37,491

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	72,000	104,478

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,480	26,488

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)	4,700	28,785

NetEase Inc. - ADR (Software & Services)	80	24,902

Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)	7,100	26,217

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,770	25,223

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	21,205

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	114,000	92,809

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	3,000	35,452

Tencent Holdings Ltd. (Software & Services)†	1,000	39,874

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	21,150	26,939

Weibo Corp. - Sponsored ADR (Software & Services)*	338	26,009

		822,425

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Colombia - 1.0%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,390	$27,696

Cemex Latam Holdings SA (Materials)*	6,320	23,069

Ecopetrol SA - Sponsored ADR (Energy)	2,280	21,295

Grupo Nutresa SA (Food, Beverage & Tobacco)	2,920	26,109

		98,169

Denmark - 1.5%

Coloplast A/S, Class B (Health Care Equipment & Services)†	630	54,191

Novozymes A/S, Class B (Materials)†	2,180	100,788

		154,979

Egypt - 0.3%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,810	26,834

France - 2.0%

Dassault Systemes SE (Software & Services)†	1,050	103,013

Essilor International SA (Health Care Equipment & Services)†	780	98,927

		201,940

Germany - 8.1%

adidas AG (Consumer Durables & Apparel)†	510	116,540

Allianz SE, Reg S (Insurance)†	505	107,592

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	840	106,518

Bayerische Motoren Werke AG (Automobiles & Components)†	920	84,621

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	560	46,148

Henkel AG & Co. KGaA (Household & Personal Products)†	810	102,023

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,150	25,026

Linde AG (Materials)†	510	97,671

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Germany - 8.1% (continued)

SAP SE - Sponsored ADR (Software & Services)	1,000	$105,850

Symrise AG (Materials)†	350	24,539

		816,528

Hong Kong - 2.9%

AIA Group Ltd. (Insurance)†	13,200	104,082

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	6,400	82,316

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	3,700	105,428

		291,826

Hungary - 0.2%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	940	24,063

India - 5.3%

Asian Paints Ltd. (Materials)†	1,380	24,989

Axis Bank Ltd. (Banks)†	3,030	24,519

Bharti Infratel Ltd. (Telecommunication Services)†	13,880	86,751

Dabur India Ltd. (Household & Personal Products)†	5,390	26,053

Emami Ltd. (Household & Personal Products)†	1,420	24,529

Godrej Consumer Products Ltd. (Household & Personal Products)†	1,700	27,490

HDFC Bank Ltd. - ADR (Banks)	282	27,292

Hindustan Unilever Ltd. (Household & Personal Products)†	1,630	29,342

Housing Development Finance Corp., Ltd. (Banks)†	1,080	30,116

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,849	26,524

Infosys Ltd. - Sponsored ADR (Software & Services)	6,440	101,752

ITC Ltd. (Food, Beverage & Tobacco)†	6,040	26,844

Max Financial Services Ltd. (Insurance)†	2,340	22,215

Pidilite Industries Ltd. (Materials)†	2,100	26,038

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.2% (continued)

India - 5.3% (continued)

United Spirits Ltd. (Food, Beverage & Tobacco)*†	640	$25,282

		529,736

Indonesia - 0.8%

Bank Central Asia Tbk PT (Banks)†	21,000	29,456

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	25,500	28,245

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	162,000	21,097

		78,798

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	900	95,202

Italy - 1.1%

Tenaris SA - ADR (Energy)	1,620	51,095

Yoox Net-A-Porter Group SpA (Retailing)*†	1,820	60,255

		111,350

Japan - 17.6%

ABC-Mart Inc. (Retailing)†	1,640	93,634

Asics Corp. (Consumer Durables & Apparel)†	3,100	56,484

Daito Trust Construction Co., Ltd. (Real Estate)†	572	96,708

Dentsu Inc. (Media)†	1,820	85,248

Hakuhodo DY Holdings Inc. (Media)†	6,790	95,475

JGC Corp. (Capital Goods)†	4,000	64,212

Kakaku.com Inc. (Software & Services)†	3,500	49,464

Kao Corp. (Household & Personal Products)†	1,000	60,933

Komatsu Ltd. (Capital Goods)†	3,500	94,042

Kubota Corp. (Capital Goods)†	5,400	93,847

M3 Inc. (Health Care Equipment & Services)†	900	24,284

Makita Corp. (Capital Goods)†	2,200	86,162

MISUMI Group Inc. (Capital Goods)†	5,100	126,591

Mitsubishi Estate Co., Ltd. (Real Estate)†	5,000	91,061

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Japan - 17.6% (continued)

MonotaRO Co., Ltd. (Capital Goods)†	700	$23,109

NGK Insulators Ltd. (Capital Goods)†	4,150	83,731

Nidec Corp. (Capital Goods)†	1,020	112,488

Nomura Research Institute Ltd. (Software & Services)†	2,602	97,544

Rinnai Corp. (Consumer Durables & Apparel)†	1,100	102,760

Shiseido Co., Ltd. (Household & Personal Products)†	700	24,781

Stanley Electric Co., Ltd. (Automobiles & Components)†	3,200	106,048

Suruga Bank Ltd. (Banks)†	3,370	81,437

Sysmex Corp. (Health Care Equipment & Services)†	400	22,944

		1,772,987

Mexico - 2.1%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	292	24,814

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	3,000	26,978

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	280	28,246

Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,700	24,529

Grupo Financiero Santander Mexico SAB de CV, Series B - ADR (Banks)	2,830	29,036

Grupo Televisa SAB - Sponsored ADR (Media)	990	26,354

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	11,500	23,152

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	14,400	33,228

		216,337

Netherlands - 0.7%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	450	67,649

Pakistan - 1.5%

Engro Corp., Ltd. (Materials)†	8,100	24,923

Lucky Cement Ltd. (Materials)†	3,100	20,833

MCB Bank Ltd. (Banks)†	12,600	24,697

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Pakistan - 1.5% (continued)

Oil & Gas Development Co., Ltd. (Energy)†	17,700	$26,280

Pakistan Petroleum Ltd. (Energy)†	15,500	26,173

United Bank Ltd. (Banks)†	12,200	24,102

		147,008

Panama - 0.3%

Copa Holdings SA, Class A (Transportation)	240	30,110

Peru - 0.6%

Alicorp SAA (Food, Beverage & Tobacco)	10,540	27,029

Credicorp Ltd. (Banks)	180	33,325

		60,354

Philippines - 1.6%

Bank of the Philippine Islands (Banks)†	11,760	24,380

International Container Terminal Services Inc. (Transportation)†	15,250	32,261

Jollibee Foods Corp. (Consumer Services)†	5,870	26,159

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	14,760	25,336

Security Bank Corp. (Banks)†	4,950	22,948

Universal Robina Corp. (Food, Beverage & Tobacco)†	8,560	27,341

		158,425

Qatar - 1.5%

Qatar Electricity & Water Co. QSC (Utilities)†	820	44,378

Qatar National Bank SAQ (Banks)†	2,700	102,402

		146,780

Russia - 1.5%

LUKOIL PJSC - Sponsored ADR (Energy)	530	24,984

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	790	28,997

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	14,560	25,908

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	220	23,053

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,020	23,528

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Russia - 1.5% (continued)

Yandex NV, Class A (Software & Services)*	970	$28,111

		154,581

Singapore - 2.1%

DBS Group Holdings Ltd. (Banks)†	6,250	99,582

Oversea-Chinese Banking Corp. Ltd. (Banks)†	13,100	109,741

		209,323

South Africa - 1.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,040	21,787

Discovery Ltd. (Insurance)†	2,580	27,462

Massmart Holdings Ltd. (Food & Staples Retailing)†	2,670	22,419

Naspers Ltd., Class N (Media)†	150	33,126

Sasol Ltd. (Materials)†	780	23,548

Standard Bank Group Ltd. (Banks)†	2,670	33,184

		161,526

South Korea - 0.8%

Hankook Tire Co., Ltd. (Automobiles & Components)†	490	27,330

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	150	23,579

NAVER Corp. (Software & Services)†	38	27,152

		78,061

Spain - 3.1%

Amadeus IT Group SA (Software & Services)†	1,800	110,901

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,144	55,604

Banco Santander SA (Banks)†	5,980	40,842

Bankinter SA (Banks)†	11,130	108,488

		315,835

Sweden - 4.3%

Assa Abloy AB, Class B (Capital Goods)†	2,270	48,628

Atlas Copco AB, Class A (Capital Goods)†	2,690	97,293

Hexagon AB, Class B (Technology Hardware & Equipment)†	2,340	115,596

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.2% (continued)

Sweden - 4.3% (continued)

Intrum Justitia AB (Commercial & Professional Services)†	2,520	$81,997

Skandinaviska Enskilda Banken AB, Class A (Banks)†	7,530	95,380

		438,894

Switzerland - 4.8%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,180	100,234

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	110	26,163

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,010	85,133

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,210	103,092

SGS SA, Reg S (Commercial & Professional Services)†	37	81,679

Temenos Group AG, Reg S (Software & Services)*†	920	88,924

		485,225

Taiwan - 1.2%

Airtac International Group (Capital Goods)†	2,400	32,474

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	15,948

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,040	23,497

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	130	23,647

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	28,344

		123,910

Thailand - 0.2%

Siam Commercial Bank pcl, Reg S (Banks)†	5,700	25,180

Turkey - 0.2%

Turkiye Garanti Bankasi AS - ADR (Banks)	8,480	24,931

	Shares	Value
COMMON STOCKS - 95.2% (continued)

United Arab Emirates - 1.4%

Agthia Group PJSC (Food, Beverage & Tobacco)†	10,250	$14,783

DP World Ltd. (Transportation)†	1,070	24,605

Emaar Properties PJSC (Real Estate)†	45,410	101,774

		141,162

United Kingdom - 9.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,030	54,550

BBA Aviation plc (Transportation)†	25,050	98,914

BGEO Group plc (Banks)†	1,330	60,534

Burberry Group plc (Consumer Durables & Apparel)†	4,290	96,829

Diageo plc (Food, Beverage & Tobacco)†	3,180	102,635

Halma plc (Technology Hardware & Equipment)†	6,140	89,024

HSBC Holdings plc - Sponsored ADR (Banks)	2,120	106,191

Nostrum Oil & Gas plc (Energy)*†	8,290	44,295

Reckitt Benckiser Group plc (Household & Personal Products)†	1,020	99,166

Rightmove plc (Software & Services)†	1,090	60,552

Rotork plc (Capital Goods)†	15,621	47,825

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,510	84,456

St James’s Place plc (Insurance)†	3,490	56,032

		1,001,003
Total Common Stocks (Cost $8,267,026)		$9,602,202

PREFERRED STOCKS - 2.2%

Brazil - 0.5%

Banco Bradesco SA - ADR (Banks)*	2,450	23,569

Itau Unibanco Holding SA - Sponsored ADR (Banks)	1,940	23,105

		46,674

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 2.2% (continued)

Colombia - 0.2%

Bancolombia SA - Sponsored ADR (Banks)	560	$24,494

South Korea - 0.5%

LG Household & Health Care Ltd. (Household & Personal Products)†	44	25,036

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	30	25,844

		50,880

Spain - 1.0%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,830	101,189

Total Preferred Stocks (Cost $164,710)		$223,237

RIGHTS - 0.0%

Taiwan - 0.0%

Airtac International Group (Capital Goods)*†	107	384
Total Rights (Cost $—)		$384

SHORT TERM INVESTMENTS - 2.6%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	263,101	263,101
Total Short Term Investments (Cost $263,101)		$263,101
Total Investments — 100.0% (Cost $8,694,837)		$10,088,924

Liabilities Less Other Assets - 0.0%		(3,530)
Net Assets — 100.0%		$10,085,394

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.4%

Banks	14.5

Capital Goods	9.9

Commercial & Professional Services	1.9

Consumer Durables & Apparel	6.2

Consumer Services	0.3

Diversified Financials	1.6

Energy	3.4

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	4.4

Health Care Equipment & Services	2.0

Household & Personal Products	4.4

Insurance	3.1

Materials	4.4

Media	2.7

Money Market Fund	2.6

Pharmaceuticals, Biotechnology & Life Sciences	6.9

Real Estate	2.9

Retailing	2.5

Semiconductors & Semiconductor Equipment	2.0

Software & Services	9.8

Technology Hardware & Equipment	3.6

Telecommunication Services	1.7

Transportation	3.2

Utilities	0.6
Total Investments	100.0
Liabilities Less Other Assets	0.0
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 92.1%

Argentina - 1.8%

Banco Macro SA - ADR (Banks)	510	$44,273

Grupo Clarin SA, Class B - GDR Reg S (Media)†	520	13,513

Grupo Financiero Galicia SA - ADR (Banks)	1,470	53,391

		111,177

Bangladesh - 0.5%

GrameenPhone Ltd. (Telecommunication Services)†	3,400	15,850

Square Pharmaceuticals Ltd.

(Pharmaceuticals,

Biotechnology & Life Sciences)†	3,950	13,728

		29,578

Brazil - 5.5%

Ambev SA - ADR (Food, Beverage & Tobacco)	20,880	126,951

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	17,900	117,617

Ultrapar Participacoes SA - Sponsored ADR (Energy)	1,290	30,534

WEG SA (Capital Goods)	10,200	61,952

		337,054

China - 23.5%

51job Inc. - ADR (Commercial & Professional Services)*	1,130	55,664

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,500	33,584

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,000	61,766

China Merchants Port Holdings Co., Ltd. (Transportation)†	20,000	62,780

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,890	100,983

Ctrip.com International Ltd. - ADR (Retailing)*	910	54,354

ENN Energy Holdings Ltd. (Utilities)†	8,000	54,421

Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	32,200	111,299

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)	6,100	35,582

	Shares	Value
COMMON STOCKS - 92.1% (continued)

China - 23.5% (continued)

Haitian International Holdings Ltd. (Capital Goods)†	13,000	$37,294

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)	7,650	34,116

JD.com Inc. - ADR (Retailing)*	1,410	63,690

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	30,000	43,532

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	16,080	122,358

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)	5,400	33,072

NetEase Inc. - ADR (Software & Services)	384	119,532

Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)	8,500	31,386

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	13,000	86,977

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	76,000	67,149

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	49,500	40,299

Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)†	4,000	47,269

Tencent Holdings Ltd. (Software & Services)†	1,800	71,773

Tingyi Cayman Islands Holding

Corp. (Food, Beverage & Tobacco)†	40,000	50,948

Weibo Corp. - Sponsored ADR (Software & Services)*	405	31,165

		1,450,993

Colombia - 1.2%

Cementos Argos SA - Sponsored ADR (Materials)#†	650	12,951

Cemex Latam Holdings SA (Materials)*	3,780	13,798

Ecopetrol SA - Sponsored ADR (Energy)	3,450	32,223

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Colombia - 1.2% (continued)

Grupo Nutresa SA (Food, Beverage & Tobacco)	1,530	$13,680

		72,652

Egypt - 0.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,600	44,339

Hungary - 0.7%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)	1,690	43,262

India - 10.9%

Asian Paints Ltd. (Materials)†	830	15,030

Axis Bank Ltd. (Banks)†	4,390	35,524

Bharti Infratel Ltd. (Telecommunication Services)†	4,820	30,125

Dabur India Ltd. (Household & Personal Products)†	9,630	46,548

Emami Ltd. (Household & Personal Products)†	830	14,337

Godrej Consumer Products Ltd. (Household & Personal Products)†	3,060	49,482

HDFC Bank Ltd. - ADR (Banks)	338	32,712

Hindustan Unilever Ltd. (Household & Personal Products)†	3,870	69,664

Housing Development Finance Corp., Ltd. (Banks)†	4,700	131,059

ICICI Bank Ltd. - Sponsored ADR (Banks)	3,920	36,495

Infosys Ltd. - Sponsored ADR (Software & Services)	3,660	57,828

ITC Ltd. (Food, Beverage & Tobacco)†	12,650	56,222

Max Financial Services Ltd. (Insurance)†	3,040	28,861

Pidilite Industries Ltd. (Materials)†	4,150	51,455

United Spirits Ltd. (Food, Beverage & Tobacco)*†	400	15,801

		671,143

Indonesia - 3.3%

Bank Central Asia Tbk PT (Banks)†	90,500	126,941

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Indonesia - 3.3% (continued)

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	55,500	$61,475

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	109,400	14,247

		202,663

Kazakhstan - 0.2%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,610	15,132

Kenya - 0.8%

Safaricom Ltd. (Telecommunication Services)†	203,700	48,000

Kuwait - 1.0%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	7,680	9,261

Mabanee Co. SAK (Real Estate)†	4,799	12,319

National Bank of Kuwait SAKP (Banks)†	18,617	42,967

		64,547

Mexico - 6.8%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	820	69,683

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	2,000	17,985

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	1,020	102,898

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,000	33,147

Grupo Financiero Santander Mexico SAB de CV, Series B - ADR (Banks)	1,800	18,468

Grupo Televisa SAB - Sponsored ADR (Media)	2,150	57,233

Kimberly-Clark de Mexico SAB de CV, Series A (Household & Personal Products)	17,100	34,426

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	37,100	85,610

		419,450

Morocco - 0.5%

Attijariwafa Bank (Banks)†	320	15,129

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Morocco - 0.5% (continued)

Maroc Telecom (Telecommunication Services)†	900	$13,027

		28,156

Nigeria - 0.8%

Dangote Cement plc (Materials)#†	26,700	16,236

Nestle Nigeria plc (Food, Beverage & Tobacco)#†	6,250	17,105

Zenith Bank plc (Banks)#†	260,470	17,481

		50,822

Pakistan - 1.6%

Engro Corp., Ltd. (Materials)†	4,900	15,077

Lucky Cement Ltd. (Materials)†	1,900	12,769

MCB Bank Ltd. (Banks)†	5,500	10,780

Oil & Gas Development Co., Ltd. (Energy)†	23,700	35,188

Pakistan Petroleum Ltd. (Energy)†	7,100	11,989

United Bank Ltd. (Banks)†	5,700	11,261

		97,064

Panama - 0.8%

Copa Holdings SA, Class A (Transportation)	390	48,929

Peru - 1.2%

Alicorp SAA (Food, Beverage & Tobacco)	6,050	15,515

Credicorp Ltd. (Banks)	320	59,245

		74,760

Philippines - 3.1%

Bank of the Philippine Islands (Banks)†	20,920	43,370

International Container Terminal Services Inc. (Transportation)†	8,420	17,812

Jollibee Foods Corp. (Consumer Services)†	9,090	40,508

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	8,430	14,470

Security Bank Corp. (Banks)†	8,470	39,268

Universal Robina Corp. (Food, Beverage & Tobacco)†	11,760	37,561

		192,989

Qatar - 0.9%

Qatar Electricity & Water Co. QSC (Utilities)†	210	11,365

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Qatar - 0.9% (continued)

Qatar National Bank SAQ (Banks)†	1,170	$44,374

		55,739

Romania - 0.3%

Banca Transilvania SA (Banks)*†	22,390	16,855

Russia - 5.0%

Lukoil PJSC - Sponsored ADR (Energy)	1,520	71,652

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	720	26,427

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	28,840	51,317

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	690	72,304

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,380	51,018

Yandex NV, Class A (Software & Services)*	1,200	34,776

		307,494

South Africa - 4.4%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,760	36,871

Discovery Ltd. (Insurance)†	3,620	38,531

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,360	11,419

Naspers Ltd., Class N (Media)†	220	48,585

Sasol Ltd. (Materials)†	1,840	55,549

Standard Bank Group Ltd. (Banks)†	6,320	78,549

		269,504

South Korea - 2.4%

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,430	79,758

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	90	14,147

NAVER Corp. (Software & Services)†	80	57,164

		151,069

Taiwan - 6.5%

Airtac International Group (Capital Goods)†	4,000	54,124

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.1% (continued)

Taiwan - 6.5% (continued)

Delta Electronics Inc. (Technology Hardware & Equipment)†	20,000	$106,320

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,080	46,994

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	400	72,761

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	17,000	120,461

		400,660

Thailand - 1.2%

Siam Commercial Bank pcl, Reg S (Banks)†	16,100	71,122

Turkey - 1.1%

Turkiye Garanti Bankasi AS - ADR (Banks)	23,330	68,590

United Arab Emirates - 3.3%

Agthia Group PJSC (Food, Beverage & Tobacco)†	6,740	9,721

DP World Ltd. (Transportation)†	3,730	85,772

Emaar Properties PJSC (Real Estate)†	49,480	110,896

		206,389

United Kingdom - 1.0%

BGEO Group plc (Banks)†	1,040	47,335

Nostrum Oil & Gas plc (Energy)*†	2,220	11,862

		59,197

United States - 0.2%

PriceSmart Inc. (Food & Staples Retailing)	160	13,480

Vietnam - 0.9%

Masan Group Corp. (Food, Beverage & Tobacco)†	7,960	14,981

Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	6,520	43,778

		58,759
Total Common Stocks (Cost $4,841,655)		$5,681,568

	Shares	Value
PREFERRED STOCKS - 5.4%

Brazil - 1.9%

Banco Bradesco SA - ADR (Banks)*	6,182	$59,471

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,720	56,215

		115,686

Colombia - 0.5%

Bancolombia SA - Sponsored ADR (Banks)	670	29,306

South Korea - 3.0%

LG Household & Health Care Ltd. (Household & Personal Products)†	120	68,279

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	140	120,603

		188,882
Total Preferred Stocks (Cost $260,162)		$333,874

PARTICIPATION NOTES - 1.0%

Saudi Arabia - 1.0%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	1,210	49,039

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	1,870	12,691

		61,730
Total Participation Notes (Cost $50,050)		$61,730
RIGHTS - 0.0%

Taiwan - 0.0%

Airtac International Group (Capital Goods)*†	178	640
Total Rights (Cost $—)		$640

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2017 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 1.7%

Northern Institutional Funds - Treasury Portfolio, 0.86% (Money Market Fund)	102,447	$102,447
Total Short Term Investments (Cost $102,447)		$102,447

Total Investments — 100.2%
(Cost $5,254,314)		$6,180,259

Liabilities Less Other Assets - (0.2)%		(9,898)
Net Assets — 100.0%		$6,170,361

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of July 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	3.1%

Banks	22.8

Capital Goods	3.0

Commercial & Professional Services	0.9

Consumer Durables & Apparel	4.5

Consumer Services	0.7

Diversified Financials	2.9

Energy	4.3

Food & Staples Retailing	3.1

Food, Beverage & Tobacco	9.3

Household & Personal Products	4.6

Insurance	1.1

Materials	3.1

Media	1.9

Money Market Fund	1.7

Pharmaceuticals, Biotechnology & Life

Sciences	4.8

Real Estate	2.0

Retailing	3.0

Semiconductors & Semiconductor Equipment	2.0

Software & Services	6.0

Technology Hardware & Equipment	6.7

Telecommunication Services	3.4

Transportation	4.2

Utilities	1.1
Total Investments	100.2
Other Assets Less Liabilities	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2017 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of July 31, 2017 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I (formerly, the Institutional Class): May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

**The Institutional Emerging Markets and Emerging Markets Portfolios are generally closed to new investors.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At July 31, 2017, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2016, due to the use of an adjustment factor of 1 as inputs to the valuations.

	Institutional Emerging Markets	Emerging Markets	Frontier Emerging Markets	International Equity Research
Common Stock
Pharmaceuticals, Biotechnology & Life Sciences	$63,999,903	$53,762,888	$—	$24,063
Technology Hardware & Equipment	—	—	2,722,951	—

Total	$63,999,903	$53,762,888	$2,722,951	$24,063

At July 31, 2017, the Portfolio below had a transfer from Level 1 to Level 2, based on levels assigned to the securities on October 31,

2016, due to the use of an adjustment factor other than 1 as an input to the valuation.

Frontier Emerging Markets
Common Stock
Consumer Durables & Apparel	$3,330,115

Total	$3,330,115

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2017. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$557,470,121	$337,776,571	$—	$895,246,692
Preferred Stocks	24,015,923	—	—	24,015,923
Short-Term Investments	17,746,170	—	—	17,746,170

Total Investments	$599,232,214	$337,776,571	$—	$937,008,785

International Equity
Common Stocks	$2,414,257,208	$7,299,699,505	$—	$9,713,956,713
Preferred Stocks	214,979,221	273,851,712	—	488,830,933
Short-Term Investments	417,523,366	—	—	417,523,366

Total Investments	$3,046,759,795	$7,573,551,217	$—	$10,620,311,012

International Small Companies
Common Stocks	$8,962,329	$151,117,790	$—	$160,080,119
Short-Term Investments	6,979,565	—	—	6,979,565

Total Investments	$15,941,894	$151,117,790	$—	$167,059,684

Institutional Emerging Markets
Common Stocks	$1,143,394,200	$2,985,150,293	$—	$4,128,544,493
Preferred Stocks	218,755,974	37,769,567	—	256,525,541
Participation Notes	—	29,213,427	—	29,213,427
Rights	—	359,735	—	359,735
Short-Term Investments	127,327,540	—	—	127,327,540

Total Investments	$1,489,477,714	$3,052,493,022	$—	$4,541,970,736

Emerging Markets
Common Stocks	$960,678,876	$2,510,591,194	$—	$3,471,270,070
Preferred Stocks	183,766,769	31,685,982	—	215,452,751
Participation Notes	—	24,541,652	—	24,541,652
Rights	—	304,693	—	304,693
Short-Term Investments	129,476,254	—	—	129,476,254

Total Investments	$1,273,921,899	$2,567,123,521	$—	$3,841,045,420

Frontier Emerging Markets
Common Stocks	$87,274,189	$321,479,602	$—	$408,753,791
Preferred Stocks	10,006,312	—	—	10,006,312
Participation Notes	—	24,125,565	—	24,125,565
Short-Term Investments	7,193,019	—	—	7,193,019

Total Investments	$104,473,520	$345,605,167	$—	$450,078,687

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity Research
Common Stocks	$3,220,516	$2,172,498	$—	$5,393,014
Preferred Stocks	39,907	19,995	—	59,902
Rights	—	158	—	158
Short-Term Investments	138,829	—	—	138,829

Total Investments	$3,399,252	$2,192,651	$—	$5,591,903

International Equity Research
Common Stocks	$1,924,859	$7,677,343	$—	$9,602,202
Preferred Stocks	172,357	50,880	—	223,237
Rights	—	384	—	384
Short-Term Investments	263,101	—	—	263,101

Total Investments	$2,360,317	$7,728,607	$—	$10,088,924

Emerging Markets Research
Common Stocks	$2,007,214	$3,674,354	$—	$5,681,568
Preferred Stocks	144,992	188,882	—	333,874
Participation Notes	—	61,730	—	61,730
Rights	—	640	—	640
Short-Term Investments	102,447	—	—	102,447

Total Investments	$2,254,653	$3,925,606	$—	$6,180,259

As of July 31, 2017, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at July 31, 2017, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$328,025,523	$(5,062,180)	$322,963,343	$614,045,442
International Equity	2,284,776,414	(139,344,413)	2,145,432,001	8,474,879,011
International Small Companies	41,996,437	(3,252,844)	38,743,593	128,316,091
Institutional Emerging Markets	1,066,054,248	(71,803,671)	994,250,577	3,547,720,160
Emerging Markets	1,133,830,003	(64,163,593)	1,069,666,410	2,771,379,010
Frontier Emerging Markets	79,569,645	(28,093,646)	51,475,999	398,602,688
Global Equity Research	766,775	(68,450)	698,325	4,893,578
International Equity Research	1,545,991	(154,616)	1,391,375	8,697,549
Emerging Markets Research	993,128	(67,183)	925,945	5,254,314

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended July 31, 2017.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2017, the Portfolio’s investment in the Banking industry amounted to 34.4% of its total assets.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2017 (unaudited)

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 28, 2017

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 28, 2017